Note 7 - Contractual Obligations	12 Months Ended
Sep. 30, 2025
Statement Line Items [Line Items]
Disclosure of commitments [text block]
7.	CONTRACTUAL OBLIGATIONS

License agreement

On April 23, 2021, the Company entered into an exclusive license agreement with equity (the “LA”) with the Board of Trustees of the UIC (the “University”), whereby the University granted to the Company, in all fields of use and worldwide, an exclusive, non-transferable license with the right to sublicense under the University’s rights in and to the Patent Rights (as defined) and a non-exclusive, non-transferable license with the right to sublicense under the University’s rights in and to the Technical Information (as defined) to make, have made, construct, have constructed, use, import, sell, and offer for sale royalty-bearing Product (as defined). As consideration for the grant of license, the Company will pay the following amounts (in US$) to the University:

●	Signing Fee – a signing fee of $100,000 less $15,000 in option fees was paid (CDN$105,502) and 12,600 common shares of the Company were issued to the University;

●

Net Sales – royalties on Net Sales (as defined) ranging from 3% (under $1 billion) to 4.5% (over $2 billion), with such royalty payments being credited toward the annual minimum for the license year in which the royalty payment accrues;

●

Sublicensee Revenues – royalties (as for net sales above) on Sublicensee Revenue (as defined), with such royalty payments being credited toward the annual minimum for the license year in which the royalty payment accrues and 12% on all non-royalty revenue until the Company has raised $7.5 million and then 10% thereafter; and

●	Annual Minimums – if the total royalties paid to the University for any license year are less than the following annual minimums, the Company must pay the University the amount equal to the shortfall:

○	Years 1 and 2 – $nil;
○	Year 3 – $5,000 (paid);
○	Year 4 – $15,000; (paid)
○	Year 5 – $35,000;
○	Year 6 and thereafter – $50,000; and
○	After first commercial sale – $250,000 or net sales royalty, whichever is higher.

●	Milestone Payments – milestone payments after the occurrence of the following milestone events:

Prior to any sublicensing agreements, joint ventures or change of control:

○	$10,000 upon dosing the first patient in a Phase I trial (paid);
○	$50,000 upon dosing the first patient in the first Phase II trial (paid);
○	$250,000 upon dosing the first patient in a Phase III trial in the first clinical indication; and
○	$2 million upon the first commercial sale of each clinical indication.

After any sublicensing agreements, joint ventures or change of control:

○	As above;
○	$250,000 upon dosing the first patient in each Phase II trial;
○	$500,000 upon dosing the first patient in each Phase III trial; and
○	$2 million upon the first commercial sale of each clinical indication

Unless otherwise agreed to in writing by the University, the Company will reimburse the University for all documented costs and expenses in connection with the Patent Rights, including the preparation, filing, prosecution, maintenance and defense thereof. From time to time, the anticipated costs and expenses may be significant and, upon request, the

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7.	CONTRACTUAL OBLIGATIONS (continued)

Company will pay the estimated costs and expenses in advance of such costs and expenses being incurred by the University.

The term of the LA ends on the later of the last to expire of the Patent Rights, expiration of regulatory exclusivity for Product or when the Company provides notice that use of Technical Information has ceased. The University has the right to terminate the LA if the Company fails to make any required payments or is in breach of any provision of the LA. The Company may terminate the LA at any time upon providing at least 90 days written notice to the University.

Related party contracts

The Company entered into several director indemnity agreements (the “DIAs”) with the directors of the Company. Pursuant to the DIAs and subject to all applicable laws, including the applicable limitations and restrictions set forth in the Business Corporations Act (British Columbia), the Company will:

●	Indemnify and save harmless the Directors against and from:

○

any and all charges or claims by reason of them being or having been a director of the Company or another corporation, at a time when the other corporation is or was an affiliate of the Company, or at the request of the Company;

○

any and all costs, damages, expenses, fines, liabilities, losses and penalties (the “Consequences”) which they may sustain, incur or be liable for in consequence of their acting as a director of the Company, whether sustained or incurred by reason of their negligence, default, breach of duty or trust, failure to exercise due diligence or otherwise in relation to the Company or any of its affairs; and in particular, and without in any way limiting the generality of the foregoing, any and all Consequences which they may sustain, incur or be liable for as a result of or in connection with the release or presence in the environment of substances, contaminants, litter, waste, effluent, refuse, pollutants or deleterious materials and that arise out of or are in any way connected with the management, operation, activities or existence of the Company or by virtue of them holding any other directorship with any other entity at the Company’s request.

●	gross up any indemnity payment made pursuant to the DIAs by the amount of any income tax payable by the Directors in respect of that payment; and

●

indemnify the Directors for the amount of all costs they incur in obtaining any Court approval required to enable or require the Company to make a payment to them under the DIAs, or enforce the DIAs against the Company, including without limitation legal fees and disbursements on a full indemnity basis.

Notwithstanding the above-noted, the Company will have no obligation to indemnify or save harmless the Directors in respect of any liability for which they are entitled to indemnity pursuant to any valid and collectible policy of insurance obtained and maintained by the Company, to the extent of the amounts actually collected by the Directors under the insurance policy.

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7.	CONTRACTUAL OBLIGATIONS (continued)

On November 13, 2022, the Company entered into an Independent Consultant Agreement (the “ICA”) whereby the contractor was engaged to serve as the Chief Medical Officer of the Company effective December 1, 2022. The Company agreed to pay a signing bonus of US$35,000 upon the execution of the ICA and a fee of US$205,000 annually, payable in monthly installments. The Company also agreed to reimburse for reasonable and approved expenses arising in connection with the performance of the services. The services will continue for an initial term of one year unless sooner terminated. The ICA can be terminated by the Company providing one month written notice, the contractor providing three months’ written notice or by mutual written agreement. At the end of the initial term, the ICA will automatically be extended for additional one-year period(s) unless the Company provides the contractor with 30 days written notice. In connection with the ICA, the Company granted 60,000 stock options with an exercise price of $8.25 per share. On January 8, 2025, the Chief Medical Officer retired and was re-engaged as an independent advisor to the Company. At the time of retiring, the Chief Medical Officer had 45,000 stock options of which 30,000 stock options were cancelled, and the expiry date of 15,000 options was amended to October 8, 2025 (exercised during the period ended March 31, 2025). As part of the termination of the ICA, the Chief Medical Officer was paid a lump sum amount of US$51,250, representing three months fee.

On February 10, 2025, the Company entered into a consulting agreement whereby a contractor was engaged to serve as the Chief Medical Officer of the Company effective February 14, 2025. The Company agreed to pay a signing bonus of US$50,000 (paid) and a fee of US$400,000 annually. On February 26, 2025, the Company also granted 100,000 stock options with an exercise price of US$35 (Note 5). In addition, the Company also agreed to reimburse for reasonable and approved expenses arising in connection with the performance of the services.

On September 22, 2022, the Company entered into an ICA whereby the contractor was engaged to serve as the Chief Science Officer of the Company effective September 22, 2022. The Company agreed to pay a signing bonus of US$45,000 (paid) upon the execution of the ICA and a fee of US$180,000 annually, payable in monthly installments in addition to 100,000 RSUs (issued) for a period of five years, 25% vesting immediately, and 75% vesting over the next 3 years. The Board of Directors approved the increase of the monthly fee to US$33,333.33 effective January 1, 2025.

The Company has an arrangement whereby a contractor carries out duties as the Chief Operating Officer for an annual salary of US$104,000. In addition, the Company also agreed to reimburse for reasonable and approved expenses arising in connection with the performance of the services. The Company agreed to increase the annual base salary to US$250,000 effective August 8, 2025.

Scientific advisory board agreements

The Company entered into numerous scientific advisory board agreements (the “SABAs”) whereby the advisors were retained to serve as members of the Company’s scientific advisory board and as consultants to the Company and senior management in the areas of scientific, technical and business advice. As compensation for performing these services, the Company pay the advisors hourly rates of $150 and US$650 per hour. The Company also granted stock options and RSUs to several advisors as part of the compensation for the services provided by the advisors. The advisors have the same hour requirements and restrictions as noted below. The services will continue for initial terms of one year unless sooner terminated. At the end of the initial terms, the SABAs will automatically be extended for an additional one-year period(s) unless either party gives the other 30 days written notice.

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7.	CONTRACTUAL OBLIGATIONS (continued)

Consulting agreements

The Company has entered into numerous consulting agreements (the “CAs”) whereby the consultants were retained to serve as advisors to the Company and senior management in the areas of public relations and content creation and scientific, technical and business advice. As compensation for performing these services, the Company pay the advisors hourly rates between US$30 to US$600. The Company also granted stock options and RSUs to several advisors as part of the compensation for the services provided by the advisors. The advisors being paid $400 and $600 per hour will reserve at least six full days of services to the Company and such additional days as requested by the Company each annual period, but not to exceed 36 full days of service per year unless otherwise agreed and up to a maximum of 288 hours total per year, unless otherwise agreed. The services will continue for initial terms of one year unless sooner terminated. At the end of the initial terms, the CAs will automatically be extended for an additional one-year period(s) unless either party gives the other 30 days written notice.